MINING INTERESTS (Details Textual) - USD ($) $ in Millions	1 Months Ended		12 Months Ended
	Nov. 30, 2017	Feb. 28, 2017	Dec. 31, 2017	Dec. 31, 2016
Mining Interests [Line Items]
Interest costs capitalised			$ 51.3	$ 49.4
Capitalisation rate of borrowing costs eligible for capitalisation			5.44%	6.70%
Gains on Disposal of El Morro Stream		$ 33.0	$ 33.0	$ 0.0
Proceeds from Sale of El Morro stream		65.0
Disposals El Morro Stream		$ 32.0
Gross carrying amount [member]
Mining Interests [Line Items]
Increase decrease through transfers from construction in progress, inventories	$ 20.4